PROPERTY AND EQUIPMENT, NET - Assets Disposed (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 79,330
Accumulated depreciation	(62,226)
Cash received	(31,038)
Net (gain) loss	(13,934)
Auto
Property, Plant and Equipment [Line Items]
Cost	47,412
Accumulated depreciation	(31,904)
Cash received	(30,857)
Net (gain) loss	(15,349)
Office Equipment
Property, Plant and Equipment [Line Items]
Cost	31,918
Accumulated depreciation	(30,322)
Cash received	(181)
Net (gain) loss	$ 1,415